Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Entity Registrant Name	TTM TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001116942
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-31285
Entity Tax Identification Number	91-1033443
Entity Address, Address Line One	200 East Sandpointe
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	(714)
Local Phone Number	327-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value
Trading Symbol	TTMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false